Retirement And Severance Benefits (Reconciliation Of Changes In Benefit Obligations Of The Benefit Pension Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 1,746,518
Service cost	55,368	55,371	50,285
Interest cost	54,552	57,093	51,239
Fair value of plan assets at end of year	1,721,398	1,746,518
Funded status	(572,246)	(495,151)
Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations at beginning of year	2,241,669	2,214,107
Service cost	55,368	55,371
Interest cost	54,552	57,093
Prior service benefit	28,019
Actuarial loss	84,360	29,895
Benefits paid	(159,892)	(109,591)
Effect of changes in consolidated subsidiaries		8,391
Foreign currency exchange impact	(886)	(4,649)
Curtailments, settlements and other	(9,546)	(8,948)
Benefit obligations at end of year	2,293,644	2,241,669
Change In Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,746,518	1,775,007
Actual return on plan assets	31,681	(16,703)
Employer contributions	78,728	93,612
Benefits paid	(133,310)	(100,004)
Effect of changes in consolidated subsidiaries		3,646
Foreign currency exchange impact	(1,021)	(4,145)
Curtailments, settlements and other	(1,198)	(4,895)
Fair value of plan assets at end of year	¥ 1,721,398	¥ 1,746,518